Earnings Per Share - Schedule of Computation of the Company’s Basic and Diluted Net Income (Loss) Per Share Attributable to Common Stockholders (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025		Dec. 31, 2024
Basic earnings per share:
Net income (loss) (in Dollars)	$ (17,812,415)	$ (7,467,201)	$ 74,004,768		$ (24,104,797)
Weighted-average common shares outstanding	241,039,943	159,272,518	142,298,067	[1]		[1]
Basic earnings per share (in Dollars per share)	$ (0.07)	$ (0.05)	$ 0.52	[1]		[1]
Diluted earnings per share:
Net income (loss) (in Dollars)	$ (17,812,415)	$ (7,467,201)	$ 74,004,768		$ (24,104,797)
Weighted-average common shares outstanding	241,039,943	159,272,518	142,298,067	[1]		[1]
Dilutive effect of common share equivalents
Weighted-average common shares outstanding, assuming dilution	241,039,943	159,272,518	142,298,067	[1]		[1]
Diluted earnings per share (in Dollars per share)	$ (0.07)	$ (0.05)	$ 0.52	[1]		[1]

[1]	The historical common equity structure was in the form of membership percentages, and no shares were issued. As such, reporting periods prior to the year ended December 31, 2025 will not present share or per share data.